INTANGIBLE ASSET (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	May 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible asset fair value		$ 11,161,428		$ 11,161,428
Amortization of intangible asset		548,122		1,569,310	0
Revenues		$ 4,952,185	$ 1,070,680	$ 7,280,885	$ 7,471,198
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset fair value	$ 11,161,428
Term of contract	5 years
Amortization of intangible asset	$ 199,008
Deferred revenue	11,161,428
Revenues	$ 199,008
Term of deferred revenue	5 years